Quarterly Holdings Report
for
Fidelity Simplicity RMD 2020 Fund℠
October 31, 2021
RW40-NPRT1-1221
1.867287.114
Domestic Equity Funds - 24.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	46,741	633,343
Fidelity Series Blue Chip Growth Fund (a)	57,878	998,398
Fidelity Series Commodity Strategy Fund (a)	456,575	1,949,577
Fidelity Series Growth Company Fund (a)	88,867	2,540,697
Fidelity Series Intrinsic Opportunities Fund (a)	128,354	2,582,491
Fidelity Series Large Cap Stock Fund (a)	116,328	2,259,087
Fidelity Series Large Cap Value Index Fund (a)	52,244	841,654
Fidelity Series Opportunistic Insights Fund (a)	53,806	1,313,414
Fidelity Series Small Cap Discovery Fund (a)	19,196	281,801
Fidelity Series Small Cap Opportunities Fund (a)	62,289	936,824
Fidelity Series Stock Selector Large Cap Value Fund (a)	121,414	1,919,563
Fidelity Series Value Discovery Fund (a)	84,521	1,469,820
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,187,031)		17,726,669

International Equity Funds - 23.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	72,299	1,067,853
Fidelity Series Emerging Markets Fund (a)	56,618	640,353
Fidelity Series Emerging Markets Opportunities Fund (a)	233,596	5,767,487
Fidelity Series International Growth Fund (a)	133,874	2,745,755
Fidelity Series International Small Cap Fund (a)	34,625	835,151
Fidelity Series International Value Fund (a)	234,137	2,720,671
Fidelity Series Overseas Fund (a)	187,657	2,737,917
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,920,436)		16,515,187

Bond Funds - 43.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	8,486	85,628
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	211,379	2,120,133
Fidelity Series Emerging Markets Debt Fund (a)	42,786	392,352
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	13,023	129,446
Fidelity Series Floating Rate High Income Fund (a)	8,442	78,684
Fidelity Series High Income Fund (a)	47,092	450,197
Fidelity Series Inflation-Protected Bond Index Fund (a)	393,301	4,428,570
Fidelity Series International Credit Fund (a)	1,198	11,937
Fidelity Series International Developed Markets Bond Index Fund (a)	85,994	842,743
Fidelity Series Investment Grade Bond Fund (a)	1,708,300	19,952,945
Fidelity Series Long-Term Treasury Bond Index Fund (a)	252,414	2,148,046
Fidelity Series Real Estate Income Fund (a)	22,829	268,473
TOTAL BOND FUNDS (Cost $29,843,803)		30,909,154

Short-Term Funds - 8.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.07% (a)(b)	4,948,772	4,948,772
Fidelity Series Short-Term Credit Fund (a)	112,990	1,138,940
TOTAL SHORT-TERM FUNDS (Cost $6,074,652)		6,087,712

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $63,025,922)	71,238,722
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,397)
NET ASSETS - 100.0%	71,237,325

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	253,908	168,563	-	(1)	284	85,628
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	2,126,941	14,294	-	-	7,486	2,120,133
Fidelity Series All-Sector Equity Fund	565,064	67,323	28,429	-	965	28,420	633,343
Fidelity Series Blue Chip Growth Fund	885,570	263,592	66,937	155,057	3,831	(87,658)	998,398
Fidelity Series Canada Fund	912,246	135,884	31,207	-	98	50,832	1,067,853
Fidelity Series Commodity Strategy Fund	1,831,514	758,476	217,282	566,942	(28,008)	(395,123)	1,949,577
Fidelity Series Emerging Markets Debt Fund	372,077	38,938	12,277	4,198	(63)	(6,323)	392,352
Fidelity Series Emerging Markets Debt Local Currency Fund	121,765	15,813	3,498	-	(25)	(4,609)	129,446
Fidelity Series Emerging Markets Fund	595,625	73,211	32,721	-	(2)	4,240	640,353
Fidelity Series Emerging Markets Opportunities Fund	5,388,072	772,955	334,023	-	2,900	(62,417)	5,767,487
Fidelity Series Floating Rate High Income Fund	72,640	7,922	2,768	756	8	882	78,684
Fidelity Series Government Money Market Fund 0.07%	6,433,970	392,628	1,877,826	1,100	-	-	4,948,772
Fidelity Series Growth Company Fund	2,247,905	322,053	215,304	-	11,459	174,584	2,540,697
Fidelity Series High Income Fund	427,495	36,905	12,829	5,211	9	(1,383)	450,197
Fidelity Series Inflation-Protected Bond Index Fund	5,572,729	335,446	1,490,025	-	49,338	(38,918)	4,428,570
Fidelity Series International Credit Fund	12,108	79	-	80	-	(250)	11,937
Fidelity Series International Developed Markets Bond Index Fund	-	855,317	5,689	-	(37)	(6,848)	842,743
Fidelity Series International Growth Fund	2,475,681	304,267	84,129	-	175	49,761	2,745,755
Fidelity Series International Small Cap Fund	762,272	65,668	21,448	-	121	28,538	835,151
Fidelity Series International Value Fund	2,455,324	256,197	73,646	-	796	82,000	2,720,671
Fidelity Series Intrinsic Opportunities Fund	2,319,118	583,604	85,860	311,877	(3,821)	(230,550)	2,582,491
Fidelity Series Investment Grade Bond Fund	19,818,139	1,646,803	1,249,166	99,641	4,582	(267,413)	19,952,945
Fidelity Series Large Cap Stock Fund	2,019,542	366,632	101,024	118,818	1,961	(28,024)	2,259,087
Fidelity Series Large Cap Value Index Fund	754,463	87,745	27,626	-	304	26,768	841,654
Fidelity Series Long-Term Treasury Bond Index Fund	2,046,153	372,668	239,531	9,653	(1,829)	(29,415)	2,148,046
Fidelity Series Opportunistic Insights Fund	1,164,967	163,765	86,680	-	5,461	65,901	1,313,414
Fidelity Series Overseas Fund	2,481,665	305,164	123,684	-	606	74,166	2,737,917
Fidelity Series Real Estate Income Fund	257,908	22,340	11,648	4,565	366	(493)	268,473
Fidelity Series Short-Term Credit Fund	1,479,554	98,655	426,746	7,735	(2,169)	(10,354)	1,138,940
Fidelity Series Small Cap Discovery Fund	253,455	28,002	8,120	-	66	8,398	281,801
Fidelity Series Small Cap Opportunities Fund	840,478	277,244	54,701	198,331	(2,925)	(123,272)	936,824
Fidelity Series Stock Selector Large Cap Value Fund	1,721,639	211,647	79,217	-	611	64,883	1,919,563
Fidelity Series Value Discovery Fund	1,323,278	182,973	70,738	-	(41)	34,348	1,469,820
	67,612,416	11,430,765	7,257,636	1,483,964	44,736	(591,559)	71,238,722

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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